UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III        New York, New York          5/15/12
-----------------------------      -------------------      ----------------
        [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          30
                                               -------------

Form 13F Information Table Value Total:         $157,618
                                               -------------
                                                (thousands)


List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATMOS ENERGY CORP         COM            049560105    2,307    73,316 SH       SOLE                   73,316      0    0
CMS ENERGY CORP           COM            125896100    2,321   105,500 SH       SOLE                  105,500      0    0
CAL DIVE INTL INC DEL     COM            12802T101    6,205 1,880,189 SH       SOLE                1,880,189      0    0
ENERGEN CORP              COM            29265N108    9,762   198,621 SH       SOLE                  198,621      0    0
EDISON INTL               COM            281020107   12,919   303,896 SH       SOLE                  303,896      0    0
FIRSTENERGY CORP          COM            337932107    4,003    87,800 SH       SOLE                   87,800      0    0
FUEL SYS SOLUTIONS INC    COM            35952W103    4,664   178,292 SH       SOLE                  178,292      0    0
CHART INDS INC            COM PAR $0.01  16115Q308    7,848   107,027 SH       SOLE                  107,027      0    0
KIRBY CORP                COM            497266106    9,201   139,848 SH       SOLE                  139,848      0    0
KIOR INC                  CL A           497217109    4,914   367,528 SH       SOLE                  367,528      0    0
ALLIANT ENERGY CORP       COM            018802108    3,004    69,341 SH       SOLE                   69,341      0    0
CROSSTEX ENERGY INC       COM            22765Y104    8,209   580,580 SH       SOLE                  580,580      0    0
INTEGRYS ENERGY GROUP INC COM            45822P105    3,005    56,701 SH       SOLE                   56,701      0    0
MFRI INC                  COM            552721102      687    91,635 SH       SOLE                   91,635      0    0
NISOURCE INC              COM            65473P105   17,628   723,961 SH       SOLE                  723,961      0    0
NORTHWEST NAT GAS CO      COM            667655104    3,400    74,883 SH       SOLE                   74,883      0    0
NV ENERGY INC             COM            67073Y106    3,397   210,736 SH       SOLE                  210,736      0    0
PPL CORP                  COM            69351T106    3,843   136,000 SH       SOLE                  136,000      0    0
SOUTHWEST GAS CORP        COM            844895102      792    18,529 SH       SOLE                   18,529      0    0
SUNOCO INC                COM            86764P109    5,640   147,843 SH       SOLE                  147,843      0    0
TEXAS INDS INC            COM            882491103    3,481    99,417 SH       SOLE                   99,417      0    0
TRANSCANADA CORP          COM            89353D107      731    17,000 SH       SOLE                   17,000      0    0
U S G CORP                COM NEW        903293405    3,196   185,811 SH       SOLE                  185,811      0    0
UNION PAC CORP            COM            907818108    5,634    52,416 SH       SOLE                   52,416      0    0
UNISOURCE ENERGY CORP     COM            909205106    1,883    51,500 SH       SOLE                   51,500      O    O
UNITED RENTALS INC        COM            911363109   14,926   347,999 SH       SOLE                  347,999      0    0
WGL HLDGS INC             COM            92924F106    1,876    46,100 SH       SOLE                   46,100      0    0
WABASH NATL CORP          COM            929566107    1,622   156,674 SH       SOLE                  156,674      0    0
WESTAR ENERGY INC         COM            95709T100    1,955    70,000 SH       SOLE                   70,000      0    0
WILLIAMS COS INC DEL      COM            969457100    8,565   278,000 SH       SOLE                  278,000      0    0